Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
August 31, 2022
NJT-NPRT3-1022
1.805777.118
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 4.0%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	3,000,000	3,073,388
Series 2014 B, 5% 1/1/23	700,000	705,963
Series 2019, 5% 1/1/32	5,000,000	5,584,450
Series 2022:
5% 1/1/25 (b)	1,000,000	1,052,054
5% 1/1/26 (b)	1,400,000	1,500,520
5% 1/1/29 (b)	1,525,000	1,695,989
5% 1/1/30 (b)	825,000	927,060
5% 1/1/31 (b)	1,000,000	1,137,253
5% 1/1/32 (b)	1,250,000	1,427,516
5% 1/1/33 (b)	1,250,000	1,418,859
5% 1/1/36 (b)	1,490,000	1,660,437
5% 1/1/38 (b)	410,000	453,000
5% 1/1/42 (b)	2,075,000	2,266,971
TOTAL DELAWARE, NEW JERSEY		22,903,460
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	480,000	493,524
New Jersey - 77.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,047,140
5% 2/15/26	1,500,000	1,537,555
5% 2/15/27	1,000,000	1,023,899
5% 2/15/28	1,000,000	1,023,075
5% 2/15/29	1,000,000	1,021,876
5% 2/15/32	1,000,000	1,017,361
5% 2/15/33	1,000,000	1,015,915
5% 2/15/34	1,200,000	1,217,371
5% 2/15/35	1,000,000	1,013,304
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,204,707
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,305,254
(Technical High School Proj.) Series 2014:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	615,041
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	1,640,000	1,715,253
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	1,375,000	1,439,179
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,702,658
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	808,964
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	651,336
Series 2019:
4% 7/1/48	1,000,000	968,180
5% 7/1/44	2,375,000	2,566,251
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,031,705
4% 1/1/37	395,000	399,923
4% 1/1/38	1,000,000	1,006,827
4% 1/1/39	835,000	824,267
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,054,293
5% 11/1/28	1,050,000	1,170,781
5% 11/1/29	1,035,000	1,150,714
5% 11/1/30	800,000	886,312
5% 11/1/31	500,000	551,782
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,097,877
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/26	600,000	601,138
5% 9/1/27	440,000	440,835
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000,000	809,525
Series 2013, 5% 3/1/27	335,000	338,573
Series A, 5% 11/1/35	5,000,000	5,322,227
Series QQQ:
4% 6/15/46	1,250,000	1,144,693
4% 6/15/50	1,000,000	903,565
Series WW:
5.25% 6/15/40	1,895,000	1,956,084
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	112,913
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,734,095
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,266,338
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,250,000	1,053,647
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (c)	1,500,000	1,527,591
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,633,093
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,627,193
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,276,621
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,264,777
Series 2013 NN, 5% 3/1/26	4,130,000	4,174,198
Series 2013, 5% 3/1/25	1,295,000	1,308,901
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,339,744
5.25% 6/15/27	3,000,000	3,174,287
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	2,165,000	2,435,954
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (c)	1,000,000	1,059,031
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,278,360
Series 2020 C, 1.15% 6/1/23 (c)	2,500,000	2,462,536
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (c)(e)	1,000,000	986,571
New Jersey Edl. Facilities Auth. Rev. Series 2022 A, 5% 3/1/32	15,000,000	17,842,518
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	645,472
5% 7/1/24	690,000	712,268
5% 7/1/25	600,000	631,719
5% 7/1/26	945,000	1,009,899
5% 7/1/29	665,000	715,539
Series 2015 B, 5% 7/1/31	3,000,000	3,139,643
Series 2016 A:
5% 7/1/27	2,875,000	3,075,657
5% 7/1/29	1,000,000	1,066,048
5% 7/1/32	600,000	634,515
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,545,341
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,060,290
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,057,778
Series A:
4% 7/1/50	3,000,000	2,726,189
5% 7/1/32	420,000	456,660
5% 7/1/33	675,000	728,911
5% 7/1/34	540,000	580,553
5% 7/1/35	570,000	611,123
5% 7/1/36	1,095,000	1,171,512
5% 7/1/37	1,095,000	1,168,038
5% 7/1/38	985,000	1,047,773
5% 7/1/39	1,040,000	1,103,826
5% 7/1/40	1,035,000	1,096,025
5% 7/1/45	3,500,000	3,668,635
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	219,742
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/32	2,370,000	2,529,813
5% 6/1/29	2,000,000	2,260,899
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,529,886
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	732,933
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (e)	2,000,000	2,108,514
Series 2019 B3, 5%, tender 7/1/26 (e)	5,000,000	5,328,475
Series 2013 A:
5% 7/1/28	1,080,000	1,099,240
5% 7/1/32	1,600,000	1,626,915
Series 2013, 5% 7/1/26	1,335,000	1,359,447
Series 2014 A:
4% 7/1/45	1,300,000	1,197,530
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	731,497
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	475,473
5% 7/1/44	3,635,000	3,733,544
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,325,115
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,702,697
5% 7/1/27	100,000	108,829
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,837,832
5% 7/1/28	2,000,000	2,169,606
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,205,398
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,675,670
5% 7/1/30	1,200,000	1,291,286
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,162,155
5% 7/1/31	10,195,000	10,952,732
5% 7/1/31	5,100,000	5,420,053
5% 7/1/33	7,000,000	7,468,791
5% 7/1/33	1,000,000	1,057,336
5% 7/1/39	11,000,000	11,523,512
5% 7/1/43	2,500,000	2,617,008
Series 2016:
4% 7/1/48	425,000	379,941
5% 7/1/23	1,240,000	1,260,449
5% 7/1/24	835,000	870,585
5% 7/1/24	1,000,000	1,030,652
5% 7/1/26	800,000	849,883
5% 7/1/29	1,050,000	1,145,134
5% 7/1/30	605,000	656,670
5% 7/1/31	400,000	430,168
5% 7/1/35	950,000	972,854
5% 7/1/36	565,000	576,938
5% 7/1/41	5,085,000	5,140,334
Series 2017 A:
5% 7/1/25	110,000	117,326
5% 7/1/52	4,265,000	4,415,700
Series 2021:
3% 7/1/46	7,140,000	5,410,763
4% 7/1/35	750,000	739,575
4% 7/1/37	700,000	688,529
5% 7/1/33	1,420,000	1,583,970
5% 7/1/34	1,250,000	1,382,514
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (c)	1,400,000	1,485,103
Series 2017 1A:
5% 12/1/22 (c)	500,000	502,821
5% 12/1/25 (c)	3,000,000	3,184,274
5% 12/1/27 (c)	2,500,000	2,671,291
Series 2018 B, 5% 12/1/28 (c)	950,000	1,028,597
Series 2019 A:
5% 12/1/26	2,525,000	2,745,012
5% 12/1/27	2,000,000	2,205,232
5% 12/1/28	700,000	771,352
Series 2020 A, 5% 12/1/23 (c)	1,500,000	1,537,284
Series 2020, 5% 12/1/23 (c)	2,375,000	2,434,033
Series 2021 A:
5% 12/1/26 (c)	325,000	348,735
5% 12/1/27 (c)	325,000	356,028
5% 12/1/28 (c)	400,000	435,043
5% 12/1/29 (c)	550,000	601,513
Series 2021 B:
5% 12/1/27 (c)	1,325,000	1,434,104
5% 12/1/28 (c)	1,450,000	1,577,032
5% 12/1/29 (c)	1,415,000	1,548,475
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/24 (c)	2,320,000	2,344,142
4% 10/1/24 (c)	2,370,000	2,398,398
Series 2020 E, 1.75% 4/1/30	960,000	836,162
Series 2021 H:
5% 4/1/28	300,000	329,901
5% 10/1/28	480,000	531,045
5% 4/1/29	500,000	556,163
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	187,394
5% 7/1/28	225,000	251,887
5% 7/1/29	270,000	306,243
5% 7/1/30	260,000	293,142
5% 7/1/31	375,000	419,439
5% 7/1/32	375,000	417,691
5% 7/1/33	170,000	188,525
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	815,649
5% 6/1/26	3,000,000	3,238,658
5% 6/1/27	1,000,000	1,083,009
5% 6/1/28	2,000,000	2,186,005
Series 2018 B, 3.2% 6/1/27	10,000	10,002
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 A, 5% 1/1/32	5,000,000	5,184,706
Series 2017 B:
5% 1/1/33	5,000,000	5,470,541
5% 1/1/34	2,500,000	2,723,323
Series 2019 A, 5% 1/1/48	2,000,000	2,134,649
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	546,577
Series 2006 A, 5.25% 12/15/22	125,000	126,033
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,687,913
0% 12/15/34	4,000,000	2,452,988
Series 2008 A, 0% 12/15/36	25,000,000	13,201,538
Series 2009 A:
0% 12/15/33	1,135,000	706,727
0% 12/15/38	13,900,000	6,531,467
Series 2010 A:
0% 12/15/27	3,000,000	2,489,503
0% 12/15/30	14,795,000	10,773,389
Series 2010 A3, 0% 12/15/34	10,775,000	6,350,464
Series 2013 AA, 5% 6/15/29	510,000	518,033
Series 2014 AA:
5% 6/15/38	770,000	788,005
5% 6/15/44	555,000	566,045
Series 2016 A:
5% 6/15/29	750,000	805,718
5% 6/15/30	5,000,000	5,358,171
Series 2018 A, 5% 6/15/31	3,000,000	3,205,371
Series 2019 BB, 4% 6/15/38	1,035,000	999,442
Series 2022 AA:
5% 6/15/37	10,000,000	10,703,427
5% 6/15/38	6,440,000	6,867,090
Series A:
0% 12/15/31	365,000	252,728
5% 12/15/32	2,600,000	2,817,404
5% 12/15/33	2,850,000	3,071,171
Series AA, 5% 6/15/45	9,635,000	9,999,680
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	208,441
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	564,082
Series 2021 AB:
2% 11/1/34	700,000	561,137
2% 11/1/36	1,230,000	951,513
Rahway Board of Ed. Series 2021:
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	822,616
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,017,899
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,414,549
5% 5/1/25	750,000	798,135
5% 5/1/26	700,000	760,812
5% 5/1/27	750,000	831,596
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (c)	955,000	1,011,834
5% 1/1/31 (c)	1,950,000	2,053,471
5% 1/1/33 (c)	750,000	781,446
5% 1/1/35 (c)	2,000,000	2,063,942
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	222,658
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,656,465
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,353,406
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	820,023
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	1,814,259
5% 11/1/45	7,000,000	7,314,947
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,139,640
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	779,757
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	725,171
5% 7/15/23	265,000	270,875
5% 7/15/24	400,000	416,644
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	245,058
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	298,351
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	358,186
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	335,521
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	339,830
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	343,356
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	431,534
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	456,608
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	565,988
TOTAL NEW JERSEY		442,222,372
New York - 0.6%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37 (c)	1,000,000	973,010
5% 7/15/35 (c)	2,500,000	2,665,193
TOTAL NEW YORK		3,638,203
New York And New Jersey - 11.5%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	10,504,038
Series 2014 185, 5% 9/1/30 (c)	1,105,000	1,140,661
Series 2016, 5% 11/15/32 (c)	5,000,000	5,253,009
Series 2018, 5% 9/15/34 (c)	5,000,000	5,309,634
Series 207, 5% 9/15/29 (c)	1,750,000	1,901,416
Series 209, 5% 7/15/35	3,970,000	4,353,545
Series 213, 5% 9/1/39	5,390,000	5,826,844
Series 214:
5% 9/1/30 (c)	250,000	277,362
5% 9/1/36 (c)	6,785,000	7,166,626
Series 218, 5% 11/1/44 (c)	1,420,000	1,470,353
Series 221, 4% 7/15/45 (c)	1,500,000	1,361,452
Series 223:
4% 7/15/34 (c)	2,000,000	2,001,286
4% 7/15/35 (c)	2,250,000	2,232,481
4% 7/15/36 (c)	1,350,000	1,327,788
4% 7/15/37 (c)	2,750,000	2,675,778
4% 7/15/38 (c)	6,000,000	5,740,618
4% 7/15/39 (c)	4,000,000	3,771,582
5% 7/15/56 (c)	3,500,000	3,602,579
TOTAL NEW YORK AND NEW JERSEY		65,917,052
Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,069,659
Pennsylvania, New Jersey - 2.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,009,892
5% 7/1/26	650,000	693,838
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	320,912
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	374,398
Series 2019 A, 5% 7/1/44	700,000	764,326
Series 2019 B, 5% 7/1/32	1,000,000	1,125,624
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,026,926
Series 2018 A:
5% 1/1/37	1,200,000	1,283,169
5% 1/1/38	1,450,000	1,546,879
5% 1/1/39	1,190,000	1,260,974
5% 1/1/40	1,250,000	1,314,886
TOTAL PENNSYLVANIA, NEW JERSEY		12,721,824
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	881,330
5.625% 7/1/27	175,000	185,476
5.625% 7/1/29	545,000	585,980
5.75% 7/1/31	1,300,000	1,423,201
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	171,994
5% 7/1/30	475,000	525,231
5% 7/1/32	125,000	136,994
5% 7/1/34	110,000	119,234
5% 7/1/35	120,000	129,493
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.55% 7/1/40	1,050,000	1,047,368
TOTAL PUERTO RICO		5,206,301
TOTAL MUNICIPAL BONDS (Cost $570,937,635)		554,172,395

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $570,937,635)	554,172,395
NET OTHER ASSETS (LIABILITIES) - 3.2%	18,267,028
NET ASSETS - 100.0%	572,439,423

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,863,172 or 0.3% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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